SHARE-BASED COMPENSATION AND OTHER PLANS (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
SHARE-BASED COMPENSATION AND OTHER PLANS
Share-based compensation expense - pre-tax	$ (16)	$ 333	$ 209
Share-based compensation expense - after tax	(10)	216	151
Share-based compensation expense related to discontinued operations, pre-tax		12	21
Share-based compensation expense related to discontinued operations, after tax		9	13
Share price (in dollars per share)	$ 23.20	$ 57.62
Decrease in share-based compensation expense	$ 349